Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
Securities

NOTE 5 - SECURITIES

The amortized cost and fair value of securities as of December 31, 2011 and 2010 were as follows:

		2011	2010
	Amortized	Fair	Amortized	Fair
	cost	value	cost	value
		(Dollars in thousands)
Available-for-sale:
Obligations of U.S. Government
agencies and corporations	$135,929	$137,244	$81,845	$83,006
Obligations of states and
political subdivisions	82,426	87,688	57,316	56,923
Other	350	350	350	350
Total available-for-sale	218,705	225,282	139,511	140,279
Held-to-maturity – corporate debt obligation	-	-	500	505

Restricted stock	3,844	3,844	3,844	3,844

Total	$222,549	$229,126	$143,855	$144,628

A summary of gross unrealized gains and losses on securities at December 31, 2011 and 2010 follows:

		2011	2010
	Gross	Gross	Gross	Gross
	unrealized	unrealized	unrealized	unrealized
	gains	losses	gains	losses
		(Dollars in thousands)
Available-for-sale:
Obligations of U.S. Government
agencies and corporations	$2,142	$827	$1,558	$396
Obligations of states and
political subdivisions	5,264	2	725	1,119
Total available-for-sale	7,406	829	2,283	1,515
Held-to-maturity – corporate debt obligation	-	-	5	-

Total	$7,406	$829	$2,288	$1,515

The amortized cost and fair value of securities at December 31, 2011, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available-for-sale

	Amortized	Fair
	cost	value
	(Dollars in thousands)

Due in one year or less	$5,137	$5,178
Due after one year through five years	17,064	17,893
Due after five years through ten years	39,430	42,558
Due after ten years	156,724	159,303
Other equity security having no
maturity date	350	350

Total	$218,705	$225,282

Securities with a carrying value of $79,092,006 at December 31, 2011 and $99,389,000 at December 31, 2010 were pledged to secure public deposits and for other purposes as required or permitted by law.

Restricted stock primarily consists of investments in Federal Home Loan Bank of Cincinnati and Federal Reserve Bank of Cleveland stock. The Bank's investment in Federal Home Loan Bank of Cincinnati stock amounted to $2,551,000 at December 31, 2011 and 2010. The Bank's investment in Federal Reserve Bank of Cleveland stock amounted to $1,118,000 at December 31, 2011 and 2010.

Gross gains realized from sales of securities available-for-sale amounted to $149,000 in 2011 and $11,000 in 2010, with the income tax provision applicable to such gains amounting to $51,000 and $4,000, respectively. There was no loss on sale of securities in 2011 or 2010. There were no gross gains or losses realized from sales of securities available-for-sale for 2009.

The following presents gross unrealized losses and fair value of securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2011 and 2010:

	Securities in a continuous unrealized loss position

	Less than		12 months
	12 months		or more		Total

	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
	losses	value	losses	value	losses	value
			(Dollars in thousands)
2011
Obligations of U.S.
Government agencies
and corporations	$510	$42,773	$317	$9,223	$827	$51,996
Obligations of states and
political subdivisions	2	515	-	-	2	515

Total temporarily
impaired securities	$512	$43,288	$317	$9,223	$829	$52,511

2010
Obligations of U.S.
Government agencies
and corporations	$351	$24,777	$45	$3,116	$396	$27,893
Obligations of states and
political subdivisions	1,119	27,145	-	-	1,119	27,145

Total temporarily
impaired securities	$1,470	$51,922	$45	$3,116	$1,515	$55,038

At December 31, 2011, there were 38 securities in an unrealized loss position, with eight being in a continuous unrealized loss position for twelve months or more. When evaluating these securities for impairment, management considers the issuer's financial condition, whether the securities are issued by federally-sponsored government agencies or political subdivisions, whether downgrades by the bond rating agencies have occurred, industry analyst reports, and volatility in the bond market. Management has concluded that the unrealized losses as of December 31, 2011 were primarily the result of customary and expected fluctuations in the bond market related to changes in interest rates. As management has the ability and intent to hold debt securities until recovery and meets the more likely than not requirement regarding the ability to hold securities for a period of time sufficient to allow for any anticipated recovery in fair value for securities classified as available-for-sale, all security impairments as of December 31, 2011 are considered temporary.

In 2011, the Bank had write downs from an OTTI security of $394,000. This was the result of one municipal security that the Bank continues to monitor.